Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases
Schedule of lease information

Operating lease ROU asset	$646,779
Operating Lease liability - Short-term	$118,670
Operating lease liability - Long-term	$539,035
Remaining lease term	6 years
Discount rate	6%

Schedule of maturities of lease liabilities

2024	$118,670
2025	$118,862
2026	$112,582
2027	$106,042
2028	$99,881
Thereafter	$101,667